CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Other operating expenses	$ 68	[1]	$ 103	[1]	$ 226	[1]	$ 257	[1]	$ 329	[2]	$ 313	[2]	$ 378	[2]
Affiliates
Other operating expenses	$ 46		$ 58		$ 143		$ 149		$ 365		$ 350		$ 297

[1]	Includes affiliated operating expenses of $46 million and $58 million for the three months ended September 30, 2025 and 2024, respectively, and $143 million and $149 million for the nine months ended September 30, 2025 and 2024, respectively.
[2]	Includes $365 million, $350 million and $297 million for the years ended December 31, 2024, 2023 and 2022, respectively, of costs from affiliates, certain of which are subject to capitalization.